Loans (Schedule Of Troubled Debt Restructurings Occurring During The Year) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 number	Dec. 31, 2011 number
General C I [Member]
Financing Receivable, Modifications [Line Items]
Number	25	18
Pre-Modification Outstanding Recorded Investment	$ 24,451	$ 15,960
Post-Modification Outstanding Recorded Investment	24,620	15,524
Commercial Financial And Industrial [Member]
Financing Receivable, Modifications [Line Items]
Number	25	18
Pre-Modification Outstanding Recorded Investment	24,451	15,960
Post-Modification Outstanding Recorded Investment	24,620	15,524
Income C R E [Member]
Financing Receivable, Modifications [Line Items]
Number	10	13
Pre-Modification Outstanding Recorded Investment	13,381	13,630
Post-Modification Outstanding Recorded Investment	12,836	13,155
Residential C R E [Member]
Financing Receivable, Modifications [Line Items]
Number	2	6
Pre-Modification Outstanding Recorded Investment	88	2,257
Post-Modification Outstanding Recorded Investment	87	2,735
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number	12	19
Pre-Modification Outstanding Recorded Investment	13,469	15,887
Post-Modification Outstanding Recorded Investment	12,923	15,890
Home Equity [Member]
Financing Receivable, Modifications [Line Items]
Number	901	169
Pre-Modification Outstanding Recorded Investment	35,078	21,093
Post-Modification Outstanding Recorded Investment	34,852	20,992
R E Installment Loans [Member]
Financing Receivable, Modifications [Line Items]
Number	738	147
Pre-Modification Outstanding Recorded Investment	31,870	21,044
Post-Modification Outstanding Recorded Investment	30,993	21,249
Consumer Real Estate Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number	1,639	316
Pre-Modification Outstanding Recorded Investment	66,948	42,137
Post-Modification Outstanding Recorded Investment	65,845	42,241
Permanent Mortgage Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number	140	129
Pre-Modification Outstanding Recorded Investment	74,245	79,776
Post-Modification Outstanding Recorded Investment	74,055	82,633
Credit Card Portfolio Class [Member]
Financing Receivable, Modifications [Line Items]
Number	201	102
Pre-Modification Outstanding Recorded Investment	1,121	451
Post-Modification Outstanding Recorded Investment	1,081	590
Troubled Debt Restructurings [Member]
Financing Receivable, Modifications [Line Items]
Number	2,017	584
Pre-Modification Outstanding Recorded Investment	180,234	154,211
Post-Modification Outstanding Recorded Investment	$ 178,524	$ 156,878